Financial risk management and fair value estimates (Details 1) - Operations Center in Argentina [Member]	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Gearing ratio	22.83%	31.99%
Debt ratio	18.19%	24.31%